Stock-Based Compensation - Summary of Incentive Unit Activity (Detail) (313 Acquisition LLC [Member], Incentive Units [Member], USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
313 Acquisition LLC [Member] | Incentive Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning Balance	46,484,562	46,484,562
Outstanding, Aggregate Intrinsic Value		$ 20,537,869
Granted		23,175,000
Exercisable, Aggregate Intrinsic Value		$ 1,337,860
Forfeited		(1,200,000)
Exercised
Outstanding, Ending Balance	46,484,562	68,459,562
Weighted Average Exercise Price Per Share, Outstanding, Beginning Balance	$ 1.00	$ 1.00
Unvested shares expected to vest after December 31, 2013		64,000,028
Weighted Average Exercise Price Per Share, Granted		$ 1.00
Exercisable at December 31, 2013		4,459,534
Weighted Average Exercise Price Per Share, Forfeited		$ 1.00
Weighted Average Exercise Price Per Share, Exercised	$ 0	$ 0
Weighted Average Exercise Price Per Share, Outstanding, Ending Balance	$ 1.00	$ 1.00
Weighted Average Grant Date Fair Value, Outstanding, Beginning Balance	$ 1.00	$ 1.00
Weighted Average Exercise Price Per Share, Unvested shares expected to vest after December 31, 2013		$ 1.00
Weighted Average Exercise Price Per Share, Exercisable at December 31, 2013		$ 1.00
Weighted Average Grant Date Fair Value, Granted		$ 1.00
Weighted Average Grant Date Fair Value, Forfeited		$ 1.00
Weighted Average Grant Date Fair Value, Exercised	$ 0	$ 0
Weighted Average Grant Date Fair Value, Outstanding, Ending Balance	$ 1.00	$ 1.00
Weighted Average Grant Date Fair Value, Unvested shares expected to vest after December 31, 2013		$ 1.00
Weighted Average Grant Date Fair Value, Exercisable at December 31, 2013		$ 1.00
Outstanding, Weighted Average Remaining Contractual Life (Years)		9 years 1 month 13 days
Exercisable at December 2013, Weighted Average Remaining Contractual Life (Years)		9 years 1 month 10 days